Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

PAY VERSUS PERFORMANCE

The following table presents certain information regarding compensation paid to the Company’s Principal Executive Officer (“PEO”) and other Named Executive Officers (“Other NEOs” or “Non-PEOs”), and certain measures of financial performance, for the years ended June 30, 2025, 2024 and 2023. The amounts shown below are calculated in accordance with Item 402(v) of Regulation S-K. The Compensation Committee believes that the 2025 compensation decisions for the PEO and Non-PEOs are reflective of the firm’s overall operating, strategic, financial and stock price performance and thus aligned with shareholders.

Pay Versus Performance Table

Year	Summary Compensation Table Total for PEO (1)	Compensation Actually Paid to PEO (1)	Average Summary Compensation Total for Non-PEO Named Executive Officers (2)	Average Compensation Actually paid to Non-PEO Named Executive Officers (2)	Value of Initial $100 Investment based on Total Shareholder Return (3)	Net (Loss) / Income ($)

2025	$520,033	$456,883	$208,400	$197,108	$104	$(41,000)
2024	$535,708	$609,083	$221,614	$239,392	$116	$1,050,000
2023	$542,787	$558,124	$156,534	$154,664	$92	$1,544,000

PEO Total Compensation Amount	$ 520,033	$ 535,708	$ 542,787
PEO Actually Paid Compensation Amount	$ 456,883	609,083	558,124
Adjustment To PEO Compensation, Footnote
(1)

S. W. Yong served as the Company’s PEO during the fiscal years presented. The following amounts were added and deducted from the Summary Compensation Table (“SCT”) amount to determine the compensation actually paid to the PEO in accordance with SEC regulations:

Adjustments to Determine Compensation “Actually Paid”	Year Ended June 30, 2025	Year Ended June 30, 2024	Year Ended June 30, 2023
Deduction for Amount Reported under the “Option Awards” column in the SCT	$(106,000)	$(98,800)	$(71,100)
Increase for the Fair Value of Awards Granted during year that remain unvested as of year-end	55,200	98,700	56,025
Increase for the Fair Value of Awards Granted during year that remain vested as of year-end	18,400	32,900	18,675
Increase/deduction for Change in Fair Value from prior year-end to current year-end of Awards Granted prior to year-end that were outstanding and unvested as of year-end	(28,825)	26,800	8,250
Increase/deduction for Change in Fair Value from prior year-end to Vesting Date of Awards Granted prior to year-end that vested during year	(1,825)	13,775	3,487
Total Adjustments	$(63,150)	$73,375	$15,337

Non-PEO NEO Average Total Compensation Amount	$ 208,400	221,614	156,534
Non-PEO NEO Average Compensation Actually Paid Amount	$ 197,108	239,392	154,664
Adjustment to Non-PEO NEO Compensation Footnote
(2)

For the year ended June 30, 2025 and 2024, Anitha Srinivasan and Hwee Poh Lim were our Other NEOs. For the year ended June 30, 2023, Anitha Srinivasan, Hwee Poh Lim and Siew Kuan Soon were our Other NEOs.

The following amounts were added and deducted from the Summary Compensation Table (“SCT”) amount to determine the compensation actually paid to the Other NEOs in accordance with SEC regulations:

	Year Ended June 30, 2025	Year Ended June 30, 2024	Year Ended June 30, 2023
Deduction for Amount Reported under the “Option Awards” column in the SCT	$(28,500)	$(46,828)	$(6,400)
Increase for the Fair Value of Awards Granted during year that remain unvested as of year-end	16,125	47,739	4,331
Increase for the Fair Value of Awards Granted during year that remain vested as of year-end	5,375	15,913	1,444
Increase/deduction for Change in Fair Value from prior year-end to current year-end of Awards Granted prior to year-end that were outstanding and unvested as of year-end	(3,199)	725	(950)
Increase/deduction for Change in Fair Value from prior year-end to Vesting Date of Awards Granted prior to year-end that vested during year	(1,092)	229	(295
Total Adjustments	$(11,291)	$17,778	$(1,870)

Total Shareholder Return Amount	$ 104	116	92
Net Income (Loss)	(41,000)	1,050,000	1,544,000
PEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(63,150)	73,375	15,337
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	55,200	98,700	56,025
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(28,825)	26,800	8,250
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	18,400	32,900	18,675
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,825)	13,775	3,487
PEO | Deduction for Amount Reported under the Option Awards Column in The SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(106,000)	(98,800)	(71,100)
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(11,291)	17,778	(1,870)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	16,125	47,739	4,331
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,199)	725	(950)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,375	15,913	1,444
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,092)	229	(295)
Non-PEO NEO | Deduction for Amount Reported under the Option Awards Column in The SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (28,500)	$ (46,828)	$ (6,400)